History and activity of the Company - Additional Information (Details) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 15, 2024 $ / shares shares	Feb. 13, 2024 MXN ($) $ / shares shares	Dec. 31, 2023 MXN ($) shares	Dec. 31, 2025 MXN ($) Stores shares	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($) shares	Apr. 30, 2025 MXN ($)	Feb. 21, 2025 shares	Feb. 05, 2025 shares	Jan. 29, 2025 shares	Jan. 29, 2024 shares	Oct. 25, 2023 Stores
History and activity of the company [line items]
Number of shares issued			28,050,087	116,735,138		28,050,087					84,150,261
Number of shares sold	5,610,098
Cost of sales on inventory obsolescence | $				$ 65,509,469	$ 48,062,913	$ 37,038,542
Class A Common Shares
History and activity of the company [line items]
Initial public offering shares sold	5,610,098
Underwriters' over-allotment option shares issued	5,049,088							2,222,705
Secondary offering shares sold									21,115,725
Number of shares issued		28,050,491		62,141,441
Number of shares sold	5,049,088							23,338,431
Initial Public Offering Price | $ / shares	$ 17.5	$ 17.5
Proceeds from issue of ordinary shares | $		$ 7,812,065
Class C Common Shares
History and activity of the company [line items]
Number of shares issued				49,393,697						343,348
Hurricane Otis
History and activity of the company [line items]
Number of stores operated | Stores				54
Number of stores closed | Stores												51
Impairment loss recognized as other expenses | $			$ 42,422	$ 42,422
Expenses related to theft, debris removal and equipment repairs | $				7,598
Cost of sales on inventory obsolescence | $				$ 30,409
Damaged by Hurricane Otis
History and activity of the company [line items]
Amount agreed to settle | $							$ 40,000
Mexican Subsidiaries
History and activity of the company [line items]
Number of stores operated | Stores				3,346
Bolton Partners Ltd.
History and activity of the company [line items]
Proportion of ownership interest in subsidiary				10.80%
Percentage of voting rights				45.00%